----------------------------------------------------------





                THE SIMMS FUNDS











----------------------------------------------------------









              Simms U.S. Equity Fund

              Simms International Equity Fund

              Simms Global Equity Fund









                   Semi-Annual Report


                    December 31, 1998

THE SIMMS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998
(Unaudited)

                                                               U.S.         International        Global
                                                           Equity Fund       Equity Fund      Equity Fund
                                                          ==============   ===============   ==============
Assets
Investments in securities at market value (identified
cost $3,172,078, $4,144,880 and $251,085,
respectively) (Note 2)                                       $3,622,933       $4,305,163          $255,922
Cash                                                                  0              318           150,000
Dividends and interest receivable                                 2,155            4,921                82
Other assets                                                     24,521           24,521            25,017
                                                          --------------    --------------   --------------
              Total assets                                    3,649,609        4,334,923           431,021
                                                          --------------    --------------   --------------

Liabilities
Payable for investment securities purchased                           0                0           151,075
Payable to Adviser                                               18,901           19,323            19,558
Accrued expenses and other liabilities                            8,295            9,296             5,530
                                                          --------------    --------------   --------------
              Total Liabilities                                  27,196           28,619           176,163
                                                          --------------    --------------   --------------
Net Assets                                                   $3,622,413       $4,306,304          $254,858
                                                          ==============    ==============   ==============

Net Assets Consist Of:
Shares of beneficial interest                                $3,207,871       $4,112,443          $250,010
Accumulated undistributed net investment income                       0              823                11
Accumulated net realized gain (loss) on investments             (36,313)          32,755                 0
Net unrealized appreciation on investments                      450,855          160,283             4,837
                                                          --------------    --------------   --------------
              Net assets                                     $3,622,413       $4,306,304          $254,858
                                                          ==============    ==============   ==============


Class Y
Net assets                                                   $3,622,413       $4,306,304          $254,858
Shares of beneficial interest outstanding
(unlimited shares of $.001 par value authorized)                332,345          412,143            24,396
Net asset value and offering price per share                     $10.90           $10.45            $10.45
                                                          ==============    =============    ==============

Note: Class A shares were also offered for each Fund but there were no Class A shareholders in any of the Funds on December 31, 1998.

See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF OPERATIONS FOR THE PERIODS
December 11, 1998 to December 31, 1998 (U.S. Equity Fund and
International Equity Fund)
December 18, 1998 to December 31, 1998 (Global Equity Fund)
(Unaudited)

                                                               U.S.         International        Global
                                                           Equity Fund       Equity Fund      Equity Fund
                                                          ==============   ===============   ==============
Investment Income:
       Dividends (net of foreign taxes withheld of $0,
       $433, and $3 respectively)                                $1,985            $4,723              $40
       Interest                                                     170               198               42
                                                          --------------   ---------------   --------------
           Total investment income                                2,155             4,921               82
                                                          --------------   ---------------   --------------

Expenses:
       Investment Advisory fees                                   1,531             2,514               39
       Shareholder servicing and accounting                       3,810             4,524            2,540
       Professional fees                                            966               966              644
       Directors' fees and expenses                                 105               105               70
       Administration fees                                        2,301             2,589            1,534
       Reports to shareholders                                      315               315              210
       Federal and state registration fees                        1,596             1,596            1,064
       Custody fees                                                 462               462              308
       Organization expenses                                     38,231            38,232                0
       Other                                                        231               231              154
                                                          --------------   --------------    --------------
           Total expenses before fee waivers                     49,548            51,534            6,563
       Less:  Reimbursement from Adviser                        (46,874)          (47,436)          (6,492)
                                                          --------------   ---------------   --------------
       Total expenses                                             2,674             4,098               71
                                                          --------------   ---------------   --------------

Net Investment  Income (Loss)                                      (519)              823               11
                                                          --------------   ---------------   --------------

Realized and Unrealized Gain On Investments:
       Realized gain (loss) on investments                      (36,313)           32,755                0
       Change in unrealized appreciation on investments         450,855           160,283            4,837
                                                          --------------   ---------------   --------------
       Net realized and unrealized gain on investments          414,542           193,038            4,837
                                                          --------------   ---------------   --------------

Net Increase in Net Assets Resulting from Operations           $414,023          $193,861           $4,848
                                                          ==============   ===============   ==============

See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                                      U.S.                  International                     Global
                                                  Equity Fund                Equity Fund                    Equity Fund
                                             ========================   ========================     ========================
                                                 For the  Period            For the Period               For the Period
                                             December 11,1998(1)<F1>to  December 11,1998(1)<F1>to    December 18,1998(1)<F1>to
                                                December 31, 1998          December 31, 1998             December 31, 1998
                                             ------------------------   ------------------------     ------------------------
  Net investment income (loss)                                  (519)                        823                           11
  Net realized gain                                          (36,313)                     32,755                            0
  Change in unrealized appreciation
  (depreciation) on investments                              450,855                     160,283                        4,837
                                             ------------------------   ------------------------     ------------------------
      Net increase (decrease) in net assets
      resulting from operations                              414,023                     193,861                        4,848
                                             ------------------------   ------------------------     ------------------------
Capital share transactions: (Note 3)
      Net increase in net assets resulting
      from capital share transactions                      3,208,390                   4,112,443                      250,010
                                             -----------------------    ------------------------     ------------------------
           Total increase in net assets                    3,622,413                   4,306,304                      254,858

Net Assets:

      Beginning of period                                          0                           0                            0
                                             -----------------------    ------------------------     ------------------------
      End of period                                        3,622,413                   4,306,304                      254,858
                                             =======================    ========================     ========================


1)<F1>Commencement of operations.

See notes to financial statements

THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                U.S. Equity Fund          International Equity Fund         Global Equity Fund
                                             ======================      ==========================      =========================
                                             December 11, 1998 (1)<F2>      December 11, 1998 (1)<F2>     December 18, 1998 (1)<F2>
                                                    through                        through                        through
                                               December 31, 1998              December 31, 1998              December 31, 1998
                                             ----------------------      --------------------------      -------------------------

Per Share Data:                                      Class Y                        Class Y                         Class Y
                                             ----------------------      --------------------------      -------------------------
Net asset value, beginning of period                 $10.00                         $10.00                          $10.00
                                                     ------                         ------                          ------

Income from investment operations:
    Net investment income                              0.00                           0.00                            0.00
    Net realized and unrealized gains on
    investments                                        0.90                           0.45                            0.45
                                                       ----                           ----                            ----
       Total from investment operations                0.90                           0.45                            0.45
                                                       ----                           ----                            ----

Net asset value, end of period                       $10.90                         $10.45                          $10.45
                                                     ======                         ======                          ======

Total return (2)<F3>                                   9.00%                          4.50%                           4.50%

Supplemental data and ratios:
Net assets, end of period (000s omitted)             $3,622                         $4,306                            $255

Ratio of expenses to average net assets before
    reimbursement by Adviser (3)<F4>                  24.24%                         20.55%                         136.79%

Ratio of expenses to average net assets after
    reimbursement by Adviser (3)<F4>                   1.31%                          1.63%                           1.48%

Ratio of net investment income to average net assets
    before reimbursement by Adviser (3)<F4>          (23.19%)                       (18.59%)                       (135.08%)

Ratio of net investment income to average net assets
    after reimbursement by Adviser (3)<F4>            (0.25%)                         0.33%                           0.23%

Portfolio turnover rate                                0.00%                         16.65%                           0.00%


(1)<F2>Commencement of operations.
(2)<F3>Not annualized
(3)<F4>Annualized

Note: Class A Shares were offered for each of the above Funds but there were no Class A shareholders in any of the Funds on December 31, 1998.

SIMMS U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)

                                                               Value
Shares                                                        (NOTE 2)
COMMON STOCKS                          97.9%
BUSINESS SERVICES                       8.9%
2,170   Cisco Systems, Inc.*<F5>                             $201,403
2,110   Omnicom Group Inc.                                    122,380
                                                             --------
                                                              323,783
                                                             --------
COMPUTERS                              12.6%
1,070   Dell Computer Corporation *<F5>                        78,311
2,310   EMC Corporation *<F5>                                 196,350
  980   International Business Machines Corporation           181,055
                                                             --------
                                                              455,716
                                                             --------

DRUGS                                  12.0%
1,150   Eli Lilly and Company                                 102,206
1,070   Pfizer Inc.                                           134,218
3,560   Schering-Plough Corporation                           196,690
                                                             --------
                                                              433,114
                                                             --------

ELECTRICAL EQUIPMENT                    2.5%
  880   General Electric Company                               89,815
                                                             --------

FINANCIAL SERVICES                      8.6%
1,580   Fannie Mae                                            116,920
7,877   MBNA Corporation                                      196,433
                                                             --------
                                                              313,353
                                                             --------

FOOD, BEVERAGES & TOBACCO               2.2%
1,950   PepsiCo, Inc.                                          79,828
                                                             --------

HEALTHCARE SERVICES & SUPPLIES          2.7%
1,320   Warner-Lambert Company                                 99,247
                                                             --------

INSURANCE                               4.4%
3,640   AFLAC Incorporated                                    160,160
                                                             --------

INTERNET SERVICES                       8.3%
1,870   America Online, Inc.                                  299,200
                                                             --------

MEDICAL INSTRUMENTS                     4.3%
1,420   Guidant Corporation *<F5>                             156,555
                                                             --------

RETAIL                                  5.3%
2,750   Tandy Corporation                                     113,266
  980   Wal-Mart Stores, Inc.                                  79,809
                                                             --------
                                                              193,075
                                                             --------

SIMMS U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)

                                                               Value
Shares                                                        (NOTE 2)
SOFTWARE                               14.1%
2,310   BMC Software, Inc. *<F5>                             $102,939
3,265   Computer Associates International, Inc.               139,171
1,070   Microsoft Corporation *<F5>                           148,396
1,820   Network Associates, Inc.*<F5>                         120,575
                                                             --------
                                                              511,081
                                                             --------

TELECOMMUNICATIONS                      7.8%
2,310   AT&T Corp.                                            173,827
  980   Lucent Technologies Inc.                              107,800
                                                             --------
                                                              281,627
                                                             --------

UTILITIES - ELECTRIC                    4.2%
3,200   AES Corporation *<F5>                                 151,600
                                                             --------

TOTAL COMMON STOCKS (Cost $3,097,299)                       3,548,154
                                                            ---------

Principal
 Amount
SHORT-TERM INVESTMENT -                 2.1%
VARIABLE RATE DEMAND NOTES #<F6>        2.1%
$74,779 General Mills, Inc., 5.2337%                           74,779
                                                            ---------

TOTAL SHORT- TERM INVESTMENT
(Cost $74,779)                                                 74,779
                                                            ---------

TOTAL INVESTMENTS (Cost $3,172,078)   100.0%                3,622,933
                                                            ---------

LIABILITIES, LESS OTHER ASSETS         -0.0%                     (520)

                                                            ---------
TOTAL NET ASSETS                      100.0%               $3,622,413
                                                            =========

*<F5>Non-income producing security.
#<F6>Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rated listed is as of December 31, 1998.

SIMMS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
                                                              Value
Shares                                                       (NOTE 2)
COMMON STOCKS                    98.3%
======================================================================
ARGENTINA                         2.3%
======================================================================
Telecommunications                2.3%
3,540   Telefonica de Argentina S.A. - ADR                    $98,899
                                                              =======
Total Argentina                                                98,899
----------------------------------------------------------------------
BRAZIL                            1.0%
======================================================================
Financial Services                1.0%
3,340   Uniao de Bancos Brasileiros S.A. - GDR                 48,221
                                                              =======
Total Brazil                                                   48,221
----------------------------------------------------------------------
CHILE                             2.2%
======================================================================
Telecommunications                2.2%
4,485   Cia. de Telecomunicaciones de Chile S.A. -  ADR        92,783
                                                              =======
Total Chile                                                    92,783
----------------------------------------------------------------------
FINLAND                           4.9%
======================================================================
Telecommunications                4.9%
1,750   Nokia Oyj - ADR, Class A                              210,766
                                                              =======
Total Finland                                                 210,766
----------------------------------------------------------------------
FRANCE                            2.6%
======================================================================
Insurance                         2.6%
1,550   Axa - ADR                                             111,987
                                                              =======
Total France                                                  111,987
----------------------------------------------------------------------
GERMANY                           3.5%
======================================================================
Software                          3.5%
4,100   SAP AG (Systeme, Anwendungen,
        Produkte in der Datenverarbeitung) - ADR              147,856
                                                              =======
Total Germany                                                 147,856
----------------------------------------------------------------------
HONG KONG                         1.3%
======================================================================
Telecommunications                1.3%
3,310   Asia Satellite Telecommunications
        Holdings Ltd. - ADR                                    57,925
                                                              =======
Total Hong Kong                                                57,925
                                                              =======

SIMMS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
                                                               Value
Shares                                                        (NOTE 2)
HUNGARY                           2.2%
======================================================================
Telecommunications                2.2%
3,240   Magyar Tavkozlesi Rt. - ADR                           $96,592
                                                              =======
Total Hungary                                                  96,592
----------------------------------------------------------------------
IRELAND                           4.1%
======================================================================
Drugs                             4.1%
2,540   Elan Corporation PLC - ADR *<F7>                      176,689
                                                              =======
Total Ireland                                                 176,689
----------------------------------------------------------------------
ITALY                             7.6%
======================================================================
Optical Supplies                  2.1%
7,430   Luxottica Group SPA - ADR                              89,160
----------------------------------------------------------------------
Telecommunications                5.5%
2,710   Telecom Italia SPA - ADR                              235,770
                                                              =======
Total Italy                                                   324,930
----------------------------------------------------------------------
JAPAN                            11.2%
======================================================================
Computer Accessories              4.1%
1,940   TDK Corporation - ADR                                 175,085
----------------------------------------------------------------------
Electronics                       3.2%
6,370   Canon, Inc. - ADR                                     136,955
----------------------------------------------------------------------
Telecommunications                3.9%
4,520   Nippon Telegraph & Telephone Corporation - ADR        169,500
                                                              =======
Total Japan                                                   481,540
----------------------------------------------------------------------
NETHERLANDS                      15.5%
======================================================================
Electronics                       3.5%
2,260   Koninklijke (Royal) Philips Electronics N.V. - NYS    152,974
----------------------------------------------------------------------
Household Products                4.3%
2,250   Unilever N.V. - NYS                                   186,609
-----------------------------------------------------------------------
Insurance                         4.6%
1,610   AEGON N.V. - ARS                                      196,822
-----------------------------------------------------------------------
Printing & Publishing             3.1%
  620   Wolters Kluwer N.V. - ADR                             132,744
                                                              =======
Total Netherlands                                             669,149
                                                              =======

SIMMS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
                                                               Value
Shares                                                        (NOTE 2)
PORTUGAL                          2.9%
=======================================================================
Telecommunications                2.9%
 2,760  Portugal Telecom S.A. - ADR                          $123,165
                                                              =======
Total Portugal                                                123,165
-----------------------------------------------------------------------
SPAIN                             8.2%
=======================================================================
Telecommunications                4.3%
 1,380  Telefonica S.A. - ADR                                 186,818
-----------------------------------------------------------------------
Utilities - Electric              3.9%
 6,130  Endesa S.A. - ADR                                     165,510
                                                              =======
Total Spain                                                   352,328
-----------------------------------------------------------------------
SWEDEN                            5.3%
=======================================================================
Telecommunications                2.0%
 3,620  Telefonaktiebolaget LM Ericsson - ADR, Class B         86,654
-----------------------------------------------------------------------
Transportation Equipment          3.3%
12,740  ABB AB - ADR, Class B                                 140,140
                                                              =======
Total Sweden                                                  226,794
-----------------------------------------------------------------------
SWITZERLAND                       7.2%
=======================================================================
Drugs                             7.2%
1,903   Novartis AG - ADR                                     187,047
1,020   Roche Holding AG - ADR                                124,466
                                                              =======
Total Switzerland                                             311,513
-----------------------------------------------------------------------
UNITED KINGDOM                    16.3%
=======================================================================
Drugs                              4.0%
3,860   Zeneca Group PLC - ADR                                 173,218
-----------------------------------------------------------------------
Financial Services                 3.0%
1,440   Barclays PLC - ADR                                     129,600
-----------------------------------------------------------------------
Food, Beverages & Tobacco          4.4%
2,740   Cadbury Schweppes PLC - ADR                            189,745
-----------------------------------------------------------------------
Telecommunications                 4.9%
1,300   Vodafone Group PLC - ADR                               209,463
                                                               =======
Total United Kingdom                                           702,026
                                                               -------

TOTAL COMMON STOCKS (Cost $4,072,880)                        4,233,163
                                                             ---------

SIMMS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)

Principal                                                      Value
 Amount                                                       (NOTE 2)
SHORT-TERM INVESTMENT -            1.7%
VARIABLE RATE DEMAND NOTES #<F8>   1.7%
$72,000   General Mills, Inc., 5.2337%                         $72,000
                                                               -------

TOTAL SHORT- TERM INVESTMENT
      (Cost $72,000)                                            72,000
                                                               -------

TOTAL INVESTMENTS (Cost $4,144,880) 100.0%                   4,305,163
                                                             ---------

OTHER ASSETS, LESS LIABILITIES        0.0%                       1,141

                                                             ---------
TOTAL NET ASSETS                    100.0%                  $4,306,304
                                                             =========

*<F7>Non-income producing security.
#<F8>Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1998.
ADR - American Depository Receipts
GDR - Global Depository Receipts
ARS - American Registered Shares
NYS - New York Shares

SIMMS GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)

                                                               Value
Shares                                                        (NOTE 2)
COMMON STOCKS                       96.3%
========================================================================
ARGENTINA                            1.1%
========================================================================
Telecommunications                   1.1%
100   Telefonica de Argentina S.A. - ADR                        $2,794
                                                                 =====
Total Argentina                                                  2,794
------------------------------------------------------------------------
BRAZIL                               0.8%
========================================================================
Financial Services                   0.8%
140   Uniao de Bancos Brasileiros S.A. - GDR                     2,021
                                                                 =====
Total Brazil                                                     2,021
------------------------------------------------------------------------
CHILE                                1.0%
========================================================================
Telecommunications                   1.0%
130   Cia. de Telecomunicaciones de Chile S.A. - ADR             2,689
                                                                 =====
Total Chile                                                      2,689
------------------------------------------------------------------------
FINLAND                              2.4%
========================================================================
Telecommunications                   2.4%
50    Nokia Oyj - ADR, Class A                                   6,022
                                                                 =====
Total Finland                                                    6,022
------------------------------------------------------------------------
FRANCE                               1.4%
========================================================================
Insurance                            1.4%
50    Axa - ADR                                                  3,613
                                                                 =====
Total France                                                     3,613
------------------------------------------------------------------------
GERMANY                              1.7%
========================================================================
Software                             1.7%
120  SAP AG (Systeme, Anwendungen, Produkte
     in der Datenverarbeitung) - ADR                             4,328
                                                                 =====
Total Germany                                                    4,328
------------------------------------------------------------------------
HONG KONG                            1.5%
========================================================================
Telecommunications                   1.5%
220  Asia Satellite Telecommunications Holdings Ltd. - ADR       3,850
                                                                 =====
Total Hong Kong                                                  3,850
                                                                 =====

SIMMS GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
                                                                 Value
Shares                                                          (NOTE 2)
HUNGARY                              1.0%
========================================================================
Telecommunications                   1.0%
90   Magyar Tavkozlesi Rt. - ADR                                $2,683
                                                                 =====
Total Hungary                                                    2,683
------------------------------------------------------------------------
IRELAND                              1.6%
========================================================================
Drugs                                1.6%
60   Elan Corporation PLC - ADR *<F9>                            4,174
                                                                 =====
Total Ireland                                                    4,174
------------------------------------------------------------------------
ITALY                                3.0%
========================================================================
Optical Supplies                     1.0%
210  Luxottica Group SPA - ADR                                   2,520
------------------------------------------------------------------------
Telecommunications                   2.0%
60   Telecom Italia SPA - ADR                                    5,220
                                                                 =====
Total Italy                                                      7,740
------------------------------------------------------------------------
JAPAN                                5.0%
========================================================================
Computer Accessories                 1.4%
40   TDK Corporation - ADR                                       3,610
------------------------------------------------------------------------
Electronics                          1.4%
160  Canon, Inc. - ADR                                           3,440
------------------------------------------------------------------------
Telecommunications                   2.2%
150  Nippon Telegraph & Telephone Corporation - ADR              5,625
                                                                ======
Total Japan                                                     12,675
------------------------------------------------------------------------
NETHERLANDS                         10.3%
========================================================================
Electronics                          1.9%
70   Koninklijke (Royal) Philips Electronics N.V. - NYS          4,738
------------------------------------------------------------------------
Household Products                   2.3%
70   Unilever N.V. - NYS                                         5,806
------------------------------------------------------------------------
Insurance                            1.9%
40   AEGON N.V. - ARS                                            4,890
------------------------------------------------------------------------
Printing & Publishing                4.2%
50   Wolters Kluwer N.V. - ADR                                  10,705
                                                                ======
Total Netherlands                                               26,139

SIMMS GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
                                                                Value
Shares                                                         (NOTE 2)
PORTUGAL                             1.4%
========================================================================
Telecommunications                   1.4%
80   Portugal Telecom S.A. - ADR                                $3,570
                                                                 =====
Total Portugal                                                   3,570
-------------------------------------------------------------------------
SPAIN                                4.0%
=========================================================================
Telecommunications                   2.2%
40   Telefonica S.A. - ADR                                       5,415
-------------------------------------------------------------------------
Utilities - Electric                 1.8%
170  Endesa S.A. - ADR                                           4,590
                                                                 =====
Total Spain                                                     10,005
-------------------------------------------------------------------------
SWEDEN                               2.7%
=========================================================================
Telecommunications                   1.2%
130  Telefonaktiebolaget LM Ericsson - ADR, Class B              3,112
-------------------------------------------------------------------------
Transportation Equipment             1.5%
350  ABB AB - ADR, Class B                                       3,850
                                                                 =====
Total Sweden                                                     6,962
-------------------------------------------------------------------------
SWITZERLAND                          3.0%
=========================================================================
Drugs                                3.0%
40   Novartis AG - ADR                                           3,932
30   Roche Holding AG - ADR                                      3,661
                                                                 =====
Total Switzerland                                                7,593
-------------------------------------------------------------------------
UNITED KINGDOM                       7.8%
=========================================================================
Drugs                                1.9%
110  Zeneca Group PLC - ADR                                      4,936
-------------------------------------------------------------------------
Financial Services                   1.8%
50   Barclays PLC - ADR                                          4,500
-------------------------------------------------------------------------
Food, Beverages & Tobacco            2.2%
80   Cadbury Schweppes PLC - ADR                                 5,540
-------------------------------------------------------------------------
Telecommunications 1.9%
30   Vodafone Group PLC - ADR                                    4,834
                                                                 =====
Total United Kingdom                                            19,810

SIMMS GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
                                                                 Value
Shares                                                          (NOTE 2)

UNITED STATES                       46.6%
=========================================================================
Business Services                    4.9%
60  Cisco Systems, Inc. *<F9>                                   $5,569
70  Omnicom Group Inc.                                           4,060
60  Sterling Commerce, Inc. *<F9>                                2,700
                                                                 -----
                                                                12,329
-------------------------------------------------------------------------
Computers                            7.3%
40  Dell Computer Corporation *<F9>                              2,927
70  EMC Corporation *<F9>                                        5,950
30  International Business Machines Corporation                  5,542
50  Sun Microsystems, Inc. *<F9>                                 4,281
                                                                ------
                                                                18,700
-------------------------------------------------------------------------
Drugs                                6.1%
 50 Eli Lilly and Company                                        4,444
 40 Pfizer Inc.                                                  5,017
110 Schering-Plough Corporation                                  6,078
                                                                 -----
                                                                15,539
-------------------------------------------------------------------------
Electrical Equipment                 1.6%
 40  General Electric Company                                    4,082
-------------------------------------------------------------------------
Financial Services                   3.4%
 40  Fannie Mae                                                  2,960
230  MBNA Corporation                                            5,736
                                                                 -----
                                                                 8,696
-------------------------------------------------------------------------
Food, Beverages & Tobacco            1.0%
 60  PepsiCo, Inc.                                               2,456
-------------------------------------------------------------------------
Healthcare Services & Supplies       1.5%
50   Warner-Lambert Company                                      3,759
-------------------------------------------------------------------------
Insurance                            1.9%
110  AFLAC Incorporated                                          4,840
-------------------------------------------------------------------------
Internet Services                    2.5%
 40  America Online, Inc.                                        6,400
-------------------------------------------------------------------------
Medical Instruments                  1.8%
 40  Guidant Corporation *<F9>                                   4,410
-------------------------------------------------------------------------
Retail                               3.5%
100  Tandy Corporation                                           4,119
 60  Wal-Mart Stores, Inc.                                       4,886
                                                                 -----
                                                                 9,005

SIMMS GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
                                                                 Value
Shares                                                          (NOTE 2)

Software                             6.6%
90   BMC Software, Inc. *<F9>                                    $4,011
80   Computer Associates International, Inc.                      3,410
30   Microsoft Corporation *<F9>                                  4,161
80   Network Associates, Inc. *<F9>                               5,300
                                                                  -----
                                                                 16,882
--------------------------------------------------------------------------
Telecommunications                   3.5%
60   AT&T Corp.                                                   4,515
40   Lucent Technologies Inc.                                     4,400
                                                                  -----
                                                                  8,915
--------------------------------------------------------------------------
Utilities - Electric                 1.0%
60   AES Corporation *<F9>                                        2,842
                                                                  =====
Total United States                                             118,855
                                                                -------

TOTAL COMMON STOCKS (Cost $240,686)                             245,523
                                                                -------

Principal
 Amount
SHORT-TERM INVESTMENT -                 4.1%
VARIABLE RATE DEMAND NOTES #<F10>       4.1%
$10,399 Sara Lee Corporation, 5.2287%                             10,399
                                                                  ------

TOTAL SHORT- TERM INVESTMENT
     (Cost $10,399)                                               10,399
                                                                  ------

TOTAL INVESTMENTS (Cost $251,085)              100.4%            255,922
                                                                 -------

LIABILITIES, LESS OTHER ASSETS                  -0.4%             (1,064)

                                                                  ------
TOTAL NET ASSETS                               100.0%           $254,858
                                                                ========

*<F9>Non-income producing security.
#<F10>Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1998.
ADR -  American Depository Receipts
GDR -  Global Depository Receipts
ARS -  American Registered Shares
NYS -  New York Shares

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 1998
(Unaudited)

NOTE 1 - DESCRIPTION OF FUNDS
The Simms Funds (the "Trust") was organized as a Delaware business trust on July 1, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the U.S. Equity Fund, the International Equity Fund and the Global Equity Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, the Funds are a "diversified" series of the Trust.

The Simms U.S. Equity Fund commenced operations on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the common stock of large capitalization U.S. companies, including multinational companies. The Fund may also invest in convertible securities and preferred stock of U.S. companies.

The Simms International Equity Fund commenced operations on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of large capitalization foreign companies, including multinational companies. The Fund invests primarily in ADRs and may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

The Simms Global Equity Fund commenced operations on December 18, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of large capitalization U.S. and foreign companies, including multinational companies. The Fund's foreign equity investments will primarily consist of ADRs and the Fund may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

Each Fund has issued two classes of shares: Class A and Class Y. The Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 4% of the offering price.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds.

     a) Investment Valuation - Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked price and the closing bid price. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked price and the closing bid price is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 1998
(Unaudited)

     b) Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     c) Securities Transactions - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

     d) Distributions to Shareholders - The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

     e) Federal Income Taxes - The Funds' intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of each Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

     f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     g) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 1998
(Unaudited)

NOTE 3 - SHARES OF BENEFICIAL INTEREST
At December 31, 1998, each Fund had an authorized unlimited number of shares of beneficial interest with no par value.

The following table summarizes the capital share transactions of each class of shares for each Fund:


Class Y             U.S.               International            Global
                 Equity Fund            Equity Fund           Equity Fund
              December 11, 1998-     December 11, 1998-    December 18, 1998-
              December 31, 1998      December 31, 1998     December 31, 1998
             Shares        Amount    Shares       Amount   Shares       Amount
Sales        352,345    $3,421,190   432,143   $4,321,443  24,396      $250,010
Redemptions  (20,000)     (212,800)  (20,000)    (209,000)      0             0

Net Increase 332,345    $3,208,390   412,143   $4,112,443  24,396      $250,010



NOTE 4 - INVESTMENT TRANSACTIONS
During the period December 11, 1998 to December 31, 1998 for the U.S. Equity Fund and International Equity Fund and the period December 18, 1998 to December 31, 1998 for the Global Equity Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:


                   U.S.                 International                 Global
               Equity Fund               Equity Fund               Equity Fund
Purchases          $      0               $352,381                   $240,686
Sales              $199,777               $533,762                   $      0


The following balances for the Funds as of December 31, 1998:

                            Cost for Federal     Net Tax       Tax Basis           Tax Basis
                               Income Tax      Unrealized   Gross Unrealized    Gross Unrealized
                                Purposes      Appreciation    Appreciation        Depreciation
U.S. Equity Fund               $2,138,398      $1,484,535      $1,484,535          $      0
International Equity Fund      $3,401,061      $  904,102      $1,038,475         ($134,373)
Global Equity Fund             $  251,085      $    4,837      $    5,920         ($  1,083)


NOTE 5 - INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the U.S. Equity Fund and 1.00% of the International Equity Fund and Global Equity Fund's average daily net assets.

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 1998
(Unaudited)

The Adviser has agreed to voluntarily defer receipt of all or part of its advisory fee and/or absorb the Funds' other expenses, including organization expenses, to the extent necessary to ensure that each of the Fund's operating expenses, do no exceed the following amounts:

Fund                                 Class A    Class Y
U.S. Equity Fund                      2.06%      1.31%
International Equity Fund             2.38%      1.63%
Global Equity Fund                    2.23%      1.48%

To the extent that Simms defers or absorbs expenses, it may seek payment of such deferred fees or reimbursement of such absorbed expenses for two years after the year in which fees were deferred or expenses were absorbed. A Fund will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank Milwaukee, N.A. serves as custodian for the Funds.


NOTE 6 - DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that each Fund's Class A shares will pay distribution fees of up to 0.50% of the average daily net assets to the distributor. Payments under the distribution plan shall be used to compensate or reimburse the Funds' distributor for services provided and expenses incurred in connection with the sale of shares, and are not tied to the amount of actual expenses incurred. The Funds have not yet incurred any fees pursuant to the Plan for the period December 11, 1998 to December 31, 1998 for the U.S. Equity and International Equity Funds and for the period December 18, 1998 to December 31, 1998 for the Global Equity Fund.


NOTE 7 - SHAREHOLDER SERVICING PLAN
The Trust, on behalf of the Funds, has adopted a shareholder servicing plan. Under the shareholder servicing plan, Class A shares may pay financial institutions, including affiliates of the Adviser, a fee up to 0.25% of its average daily net assets for services relating to maintenance of investor accounts, including liaisons with investors. The Funds have not yet incurred any fees pursuant to the Plan for the period December 11, 1998 to December 31, 1998 for the U.S. Equity and International Equity Funds and for the period December 18, 1998 to December 31, 1998 for the Global Equity Fund.

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 1998
(Unaudited)

NOTE 8 - FORMATION AND REORGANIZATION
On December 11, 1998, all of the assets and liabilities of the Simms Partners (U.S.) L.P. and the Simms Partners (International) L.P. ("Partnerships") were transferred to the Simms U.S. Equity Fund and Simms International Equity Fund, respectively, in a reorganization (the "Reorganization"). The Reorganization was considered a tax free exchange and no gain or loss was recognized by the Partnerships on the transfer of their assets to the respective Funds. The Funds' will retain the basis and holding periods of the assets transferred from the Partnerships for tax purposes. The market value of assets on the day of transfer became the new cost basis for book purposes for the respective Funds which resulted in the tax basis of securities held for the Simms U.S. Equity Fund and the Simms International Equity Fund being $1,096,429 and $825,707 lower than their basis for financial reporting purposes, respectively. On December 31, 1998, the tax basis of securities held for the Simms U.S. Equity Fund and the Simms International Equity Fund was $1,033,657 and $760,824 lower than book basis, respectively.

------------------------------------------------------------------------------
                  THE SIMMS FUNDS
                 55 Railroad Avenue
             Greenwich, Connecticut 06830
                  1-877-GET-SIMS
                 (1-877-438-7467)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Board of Trustees                         Custodian

Robert A. Simms, Sr.,                     Firstar Bank Milwaukee, N.A.
Chairman                                  777 E. Wisconsin Avenue
                                          Milwaukee, WI 53202
Beverly W. Aisenbrey
                                          ------------------------------------

Arthur S. Bahr                            Legal Counsel

Robert G. Blount                          Kramer Levin Naftalis & Frankel LLP
                                          919 Third Avenue
Gen. Robert E. Kelley                     New York, New York 10022

                                          ------------------------------------
Michael A. McManus, Jr.
                                          Independent Auditors
Thomas L. Melly
                                          PricewaterhouseCoopers LLP
Arthur O. Poltrack                        100 East Wisconsin Avenue
                                          Milwaukee, WI  53202

-------------------------------           ------------------------------------

Investment Adviser                        Distributor

Simms Capital Management, Inc.            T.O. Richardson Securities, Inc.
55 Railroad Avenue                        2 Bridgewater Road
Greenwich, Connecticut 06830              Farmington, Connecticut 06032

-------------------------------           ------------------------------------

Administrator, Transfer Agent and         This report has been prepared for
Dividend Disbursement Agent               shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.
Firstar Mutual Fund Services LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202